Account Payable (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Extinguishment of Debt [Line Items]
Total	$ 2,969,603	¥ 20,872,743	¥ 13,405,894
Purchase of goods and services [Member]
Extinguishment of Debt [Line Items]
Total	$ 2,969,603	¥ 20,872,743	¥ 13,405,894